OTHER RECEIVABLES (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Other Receivables
Beginning of the year
Provision for expected credit loss, net	38	239
End of the year	$ 38	¥ 239